Note 22 - Interest-Bearing Loans and Borrowings - Terms and Debt Repayment Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Carrying amount	R$ 3,062,800	R$ 4,103,500
Contractual cash flows	3,963,100	5,251,900
Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows	863,500	2,202,900
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows	1,041,700	920,600
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows	591,800	925,200
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	549,400	491,000
Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	916,700	712,200
Secured bank loans [member]
Statement Line Items [Line Items]
Carrying amount	461,200	1,839,500
Contractual cash flows	577,800	1,892,300
Secured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows	197,600	1,453,200
Secured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows	72,200	156,700
Secured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows	68,900	56,600
Secured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	87,900	104,600
Secured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	151,100	121,200
Unsecured bank loans [member]
Statement Line Items [Line Items]
Carrying amount	212,700	298,900
Contractual cash flows	215,000	381,600
Unsecured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows	21,700	128,000
Unsecured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows	179,300	100
Unsecured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows	14,000	253,400
Unsecured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows
Unsecured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		0
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Carrying amount	106,600	104,700
Contractual cash flows	141,700	157,600
Debentures and unsecured bond issues [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows	15,900	15,900
Debentures and unsecured bond issues [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows	125,900	15,900
Debentures and unsecured bond issues [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		120,500
Debentures and unsecured bond issues [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		5,300
Debentures and unsecured bond issues [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows
Other unsecured loans [member]
Statement Line Items [Line Items]
Carrying amount	134,500	138,200
Contractual cash flows	261,900	286,400
Other unsecured loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows	56,200	57,500
Other unsecured loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows	48,400	56,400
Other unsecured loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows	42,200	36,000
Other unsecured loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	13,800	26,600
Other unsecured loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	101,400	109,900
Lease liabilities [member]
Statement Line Items [Line Items]
Carrying amount	2,147,900	1,722,200
Contractual cash flows	2,766,600	2,534,000
Lease liabilities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows	572,200	548,200
Lease liabilities [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows	615,900	691,600
Lease liabilities [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows	466,600	458,700
Lease liabilities [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	447,600	354,400
Lease liabilities [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	R$ 664,300	R$ 481,100